Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Balance, beginning of year	$ 20,711	$ 8,253
Additions and changes in estimates	73,252	11,764
Accretion expense	2,735	694
Balance, end of year	96,698	20,711
Oyu Tolgoi LLC [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	14,933	5,618
Additions and changes in estimates	74,871	8,901
Accretion expense	2,218	414
Balance, end of year	92,022	14,933
SouthGobi [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	5,778	2,635
Additions and changes in estimates	(1,619)	2,863
Accretion expense	517	280
Balance, end of year	$ 4,676	$ 5,778